Share capital and additional paid-in capital (Details Narrative)	12 Months Ended
Dec. 31, 2021 shares
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	906,455,100
Class a issued capital member
IfrsStatementLineItems [Line Items]
Number of shares issued	462,292,111
Description of par value rights	par value of one peso each and the right to one vote per share
Class b issued capital member
IfrsStatementLineItems [Line Items]
Number of shares issued	442,210,385
Description of par value rights	par value of one peso each and the right to one vote per share
Class c issued capital member
IfrsStatementLineItems [Line Items]
Number of shares issued	1,952,604
Description of par value rights	par value of one peso each and the right to one vote per share